Other Investments and Purchase Deposits (Details Narrative)	12 Months Ended
Oct. 31, 2022 USD ($)
Reserve Quantities [Line Items]
Total consideration	$ 750,000
High Street Capital Partners [Member]
Reserve Quantities [Line Items]
Total consideration	$ 3,000,000